Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS
Deferred fee per unit	$ 0.35	$ 0.35
Deferred underwriting fee payable	$ 3,220,000	$ 3,220,000